BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
BENEFIT PLANS
NOTE 16—BENEFIT PLANS
Pursuant to the Employee Matters Agreement with IAC, Match Group employees are eligible to participate in a retirement savings plan sponsored by IAC in the United States, which is qualified under Section 401(k) of the Internal Revenue Code. Under the IAC Retirement Savings Plan (the “IAC Plan”), participating employees may contribute up to 50% of their pre-tax earnings, but not more than statutory limits. The employer match under the IAC Plan is 100% of the first 10% of a participant’s eligible earnings, subject to IRS limits on the Company’s matching contribution that a participant contributes to the IAC Plan. Prior to July 2019, the employer match under the Plan was fifty cents for each dollar a participant contributed in the Plan, with a maximum contribution of 3% of a participant’s eligible earnings. Matching contributions under the Plan for the years ended December 31, 2020, 2019 and 2018 were $8.6 million, $5.8 million and $2.8 million, respectively. Matching contributions are invested in the same manner as each participant’s voluntary contributions in the investment options provided under the IAC Plan. Under the IAC Plan and prior to the Separation, an available investment option was IAC common stock, but neither participant nor matching contributions were required to be invested in IAC common stock. The increase in matching contributions in 2020 and 2019 is primarily due to the aforementioned change of the Company’s matching contribution in the second half of 2019.
Beginning January 1, 2021, all investments in the IAC Plan were transferred to the Match Group Retirement Savings Plan (the “Match Group Plan”). The employer match under the Match Group Plan will continue to be 100% of the first 10% of a participant’s eligible earnings, subject to IRS limits on the Company’s matching contribution that a participant contributes to the Match Group Plan. Under the Match Group Plan, the Company’s common stock is not an available investment option.
Internationally, Match Group also has or participates in various benefit plans, primarily defined contribution plans. The Company’s contributions for these plans for the years ended December 31, 2020, 2019 and 2018 were $3.8 million, $3.1 million and $2.8 million, respectively.